Note 4 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Business Combination, Recognized Asset Acquired and Liability Assumed [Table Text Block]
Aggregate
Acquisitions

Accounts receivable	$31,214
Other current assets	13,806
Non-current assets	16,561
Accounts payable	(16,286)
Accrued liabilities	(4,162)
Other current liabilities	(16,786)
Non-current liabilities	(2,002)
Deferred tax liabilities	(13,883)
Redeemable non-controlling interest	(41,310)
$(32,848)

Cash consideration, net of cash acquired of $7,629	$107,162
Acquisition date fair value of contingent consideration	6,990
Total purchase consideration	$114,152

Acquired intangible assets	$45,035
Goodwill	$101,965
Aggregate
Acquisitions

Accounts receivable	$61,987
Other current assets	25,965
Non-current assets	12,686
Accounts payable	(19,013)
Accrued liabilities	(25,282)
Other current liabilities	(19,524)
Non-current liabilities	(1,385)
Deferred tax liabilities	(34,749)
Redeemable non-controlling interest	(95,143)
$(94,458)

Cash consideration, net of cash acquired of $27,412	$212,246
Acquisition date fair value of contingent consideration	52,802
Total purchase consideration	$265,048

Acquired intangible assets	$156,522
Goodwill	$202,984

Business Combination, Pro Forma Information [Table Text Block]
	Revenues	Net earnings

Actual from acquired entities for 2025	$153,759	$11,639
Supplemental pro forma for 2025 (unaudited)	5,553,279	200,901
Supplemental pro forma for 2024 (unaudited)	5,367,848	204,129